REVENUE - Revenue by customer (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 132,974	$ 260,805	$ 198,653
Revenue from contracts with customers		260,348	198,205
Customers A [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		122,303
Customers B [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		64,426
Customers C [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		36,961	153,397
Customers D [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		21,281	2,549
Customers E [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		13,950
Customers F [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		(9)	18,445
Customers F Two [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		(110)	19,892
Customers G [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers			2,571
Customers G Two [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		1,969	1,697
Customers H [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		$ 34	$ 102